GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Property, Plant and Equipment and Biological Assets Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Decarbonization capital expenditure	$ 300	$ 300
Property, plant and equipment, temporarily idle	302	286
Property, plant and equipment, assets retired from active use and not classified as held for sale	3	1
Borrowing costs capitalised	$ 200	$ 200
Capitalisation rate of borrowing costs eligible for capitalisation	5.10%	5.10%
Brazil
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, temporarily idle	$ 47	$ 30
Europe
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, temporarily idle	176	164
Others
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, temporarily idle	$ 74	$ 87
Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Harvest cycle period	7 years
Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Harvest cycle period	6 years